Fidelity®

Cash Reserves

Annual Report

November 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After turning in subpar performances for most of 2001, equity markets rallied in October and November as signs of improvements in the U.S. economy and a potential federal government fiscal stimulus package gave many investors reason for optimism. The good news for stocks had the opposite effect on bonds. Many investment-grade bonds experienced steep price corrections in November in anticipation of a sharper-than-expected return to economic growth.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended November 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Cash Reserves	4.46%	29.04%	59.16%
All Taxable Money Market Funds Average	4.03%	27.11%	55.02%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 1,134 money market funds.

Average Annual Total Returns

Periods ended November 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Cash Reserves	4.46%	5.23%	4.76%
All Taxable Money Market Funds Average	4.03%	4.92%	4.48%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	11/27/01	8/28/01	5/29/01	2/27/01	11/28/00
Fidelity Cash Reserves	2.26%	3.39%	4.26%	5.63%	6.24%
All Taxable Money Market Funds Average	1.86%	3.13%	3.76%	5.12%	6.02%
	11/28/01	8/29/01	5/30/01	2/28/01	11/29/00
MMDA	1.19%	1.71%	1.85%	2.04%	2.14%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with John Todd, Portfolio Manager of Fidelity Cash Reserves

Q. John, what was the investment environment like during the 12 months that ended November 30, 2001?

A. The Federal Reserve Board moved aggressively to offset rapidly decelerating economic growth in the U.S. From early January 2001 through May 2001, the Fed implemented five 0.50 percentage-point reductions in the benchmark federal funds target rate. It then followed with two smaller 0.25 percentage-point cuts in June and August. As September began, it looked as if the worst of the economy's decline was behind us and that the Fed might be nearing the end of its easing cycle. Market participants felt a recovery could be on the horizon, brought on by lower interest rates and tax rebates. Then, the situation changed abruptly on September 11, when the terrorist acts dealt the nation a severe blow. In the aftermath, economic activity declined sharply. The Fed responded by continuing to lower short-term interest rates dramatically. It cut the target rate by 0.50 percentage points when the stock market reopened on September 17, and again at its meetings on October 2 and November 6. All told, the target rate declined from 6.50% at the beginning of the period to 2.00% at the end of November 2001 - its lowest level in nearly 40 years. The Fed was acting to bolster confidence, add liquidity and stabilize the markets.

Q. What strategy did you pursue as this was unfolding?

A. At the close of 2000, credit concerns and the relative unattractiveness of longer-term yields encouraged me to shorten the fund's average maturity. When it became clear that rates were going to decline significantly, though, I looked to invest in longer-term, fixed-rate money market instruments in order to lock in yields before they fell. Still, there were two factors that dampened longer-term yields. First, the credit environment continued to deteriorate considerably. We always try hard to ensure that the fund is not hurt by credit problems; within this backdrop it was especially crucial to pay even more attention to credit quality. In addition, the money market yield curve was inverted, meaning longer-term money market securities were yielding less than shorter-term alternatives. Given these conditions, in order to keep the fund's average maturity roughly in line with that of its peer group, I focused some of the fund's assets on government agency securities in the six-month to one-year maturity range.

Q. Why did you target agency money market securities?

A. The supply of agency securities was generally more plentiful than for commercial paper issued by corporations due to reduced demand for the latter because of moribund economic activity. In addition, companies looked to fund their short-term debt in the bond market. As a result, agencies became more attractive on a relative basis. I also was able to sustain the fund's average maturity by initiating investments in securities issued by foreign banks, which had greater funding needs than their domestic counterparts.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What was your response to the terrorist attacks?

A. Once the markets reopened and yields adjusted to new levels, I tried to extend the fund's maturity by focusing on those securities set to mature late in the first quarter or early in the second quarter of 2002. By doing so, I initially sacrificed a bit of yield because I was investing further out on an inverted yield curve; but I expected that the Fed would continue to lower short-term rates through the end of the year, and I wanted to lock in rates before they declined further.

Q. How did the fund perform?

A. The fund's seven-day yield on November 30, 2001, was 2.23%, compared to 6.24% 12 months ago. For the 12 months that ended November 30, 2001, the fund had a total return of 4.46%, compared to 4.03% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, John?

A. Consumer confidence continues to be stifled by the potential for additional terrorist activities. Unemployment has increased measurably, which could further erode consumer confidence. The question currently is whether this economic downturn will be temporary or long lasting. The stock market has shown signs of recovery due to predictions of a corporate earnings turnaround. However, those forecasts are based in part on the cost-cutting effects of continued layoffs. Before September 11, many market participants had felt the economy would show signs of a rebound at some time in the first quarter of 2002. Now, many have put that recovery off until the second quarter, provided that additional Fed rate cuts and fiscal stimulus enacted by Congress have their desired effects.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income as is consistent with the preservation of capital and liquidity

Fund number: 055

Trading symbol: FDRXX

Start date: May 10,1979

Size: as of November 30, 2001, more than $56.5 billion

Manager: John Todd, since 1997; manager, several other Fidelity and Spartan taxable money market funds; joined Fidelity in 1981

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/01	% of fund's investments 5/31/01	% of fund's investments 11/30/00
0 - 30	42.0	44.4	36.6
31 - 90	21.6	41.3	37.3
91 - 180	30.0	13.0	24.8
181 - 397	6.4	1.3	1.3
Weighted Average Maturity
	11/30/01	5/31/01	11/30/00
Fidelity Cash Reserves	73 Days	51 Days	64 Days
All Taxable Money Market Funds Average *	57 Days	52 Days	50 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2001	As of May 31, 2001
Commercial Paper 27.9%	Commercial Paper 32.7%
Bank CDs, BAs, TDs, and Notes 58.0%	Bank CDs, BAs, TDs, and Notes 61.2%
Government Securities 10.6%	Government Securities 7.2%
Other Investments 5.6%	Other Investments 1.9%
Net Other Assets** (2.1)%	Net Other Assets** (3.0)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Investments November 30, 2001

Showing Percentage of Net Assets

Certificates of Deposit - 47.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 0.8%
Chase Manhattan Bank USA NA
12/14/01	2.34%	$ 25,000	$ 25,000
Citibank NA, New York
12/4/01	3.41	50,000	50,000
12/10/01	3.43	280,000	280,000
Lasalle Bank NA
12/10/01	3.33	100,000	100,000
			455,000
London Branch, Eurodollar, Foreign Banks - 29.8%
Abbey National Treasury Services PLC
12/3/01	2.50	250,000	250,000
12/20/01	2.50	245,000	245,002
2/20/02	3.50	435,000	435,000
5/3/02	3.60	385,000	385,000
ABN-AMRO Bank NV
4/23/02	2.21	350,000	350,000
Alliance & Leicester PLC
12/4/01	2.52	50,000	50,000
12/11/01	3.40	55,000	55,000
2/13/02	1.92	50,000	50,001
4/26/02	2.23	50,000	50,001
Banco Bilbao Vizcaya Argentaria SA
12/6/01	2.83	50,000	50,003
Bank of Scotland Treasury Services PLC
12/10/01	2.38	50,000	50,000
2/6/02	3.50	35,000	35,004
5/10/02	3.61	75,000	75,006
5/15/02	3.62	65,000	65,003
Barclays Bank PLC
12/7/01	3.74	24,000	24,000
12/10/01	2.10	200,000	200,000
12/10/01	2.11	350,000	350,000
12/10/01	3.83	185,000	185,000
12/11/01	3.80	100,000	100,001
12/13/01	3.81	100,000	100,000
1/22/02	2.05	400,000	400,000
2/4/02	1.92	35,000	35,103
2/11/02	1.90	55,000	55,001
5/7/02	3.63	150,000	150,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Bayerische Hypo-und Vereinsbank AG
12/3/01	2.52%	$ 50,000	$ 50,000
1/15/02	2.38	150,000	150,000
2/22/02	2.29	180,000	180,000
3/4/02	1.96	105,000	105,000
3/11/02	3.30	230,000	230,000
4/4/02	2.08	70,000	70,083
5/7/02	2.05	130,000	130,000
5/9/02	1.92	165,000	164,963
5/29/02	2.15	135,000	135,000
Bayerische Landesbank Girozentrale
5/23/02	2.10	15,000	14,996
BNP Paribas SA
12/17/01	3.60	75,000	75,006
Bradford & Bingley PLC
3/4/02	1.99	75,000	75,000
Commerzbank AG
1/15/02	2.38	390,000	390,002
2/4/02	1.93	50,000	50,147
Credit Agricole Indosuez
2/13/02	1.90	70,000	70,000
Danske Bank AS
12/4/01	2.51	70,000	70,000
Deutsche Bank AG
12/3/01	2.24	740,000	740,001
12/7/01	3.39	50,000	50,000
12/7/01	3.85	500,000	500,000
12/14/01	2.50	200,000	200,002
12/27/01	2.51	225,000	225,000
Dresdner Bank AG
3/4/02	3.40	425,000	425,000
3/11/02	3.31	115,000	115,000
3/13/02	1.90	400,000	399,966
5/16/02	1.95	75,000	75,000
5/20/02	2.02	100,000	100,000
Halifax PLC
12/3/01	2.50	225,000	225,000
12/4/01	2.50	110,000	110,000
2/13/02	3.50	195,000	195,000
2/25/02	3.40	360,000	360,000
3/4/02	1.96	350,000	350,006
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Halifax PLC - continued
3/4/02	3.40%	$ 240,000	$ 240,000
4/23/02	2.22	250,000	250,000
ING Bank NV
12/10/01	3.83	100,000	100,000
12/13/01	2.52	95,000	95,000
1/14/02	2.00	75,000	74,998
2/4/02	3.56	110,000	110,000
2/11/02	1.91	155,000	155,000
2/11/02	3.56	225,000	225,000
2/13/02	1.91	145,000	145,000
2/13/02	3.50	130,000	130,000
2/19/02	3.42	100,000	100,000
3/4/02	1.96	325,000	325,000
3/15/02	1.90	145,000	145,000
4/3/02	2.48	155,000	155,000
5/16/02	1.95	200,000	200,000
5/20/02	2.02	75,000	75,000
5/23/02	2.08	130,000	130,000
Landesbank Baden-Wuerttemberg
12/6/01	3.39	70,000	70,000
4/11/02	2.10	50,000	50,026
4/25/02	2.24	70,000	70,000
5/29/02	2.15	50,000	50,001
Landesbank Hessen-Thuringen
2/25/02	3.43	340,000	340,000
5/3/02	3.60	150,000	150,000
Lloyds TSB Bank PLC
12/3/01	3.74	50,000	50,000
2/19/02	1.92	225,000	225,000
4/23/02	2.20	200,000	200,000
4/29/02	2.08	70,000	70,014
Merita Bank PLC
12/5/01	2.44	90,000	90,000
12/10/01	3.44	55,000	55,000
2/1/02	2.10	175,000	175,018
2/13/02	1.91	105,000	105,000
4/23/02	2.23	15,000	15,001
5/7/02	2.09	135,000	135,000
5/20/02	2.03	50,000	50,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Nationwide Building Society
12/19/01	2.93%	$ 55,000	$ 55,000
Norddeutsche Landesbank Girozentrale
12/4/01	3.42	100,000	100,000
12/14/01	3.80	150,000	150,000
12/24/01	3.60	25,000	25,001
RaboBank Nederland Coop. Central
12/10/01	2.10	265,000	265,000
Svenska Handelsbanken AB
12/27/01	2.52	50,000	50,000
3/4/02	1.95	110,000	110,006
4/24/02	2.23	25,000	25,000
UBS AG
5/3/02	3.60	715,000	715,000
Westdeutsche Landesbank Girozentrale
12/3/01	3.92	135,000	135,000
12/24/01	3.66	50,000	50,000
2/20/02	3.52	85,000	85,001
4/3/02	2.48	210,000	210,000
4/4/02	2.46	335,000	335,000
5/29/02	2.18	215,000	215,000
			16,854,363
New York Branch, Yankee Dollar, Foreign Banks - 17.2%
Abbey National Treasury Services PLC
5/8/02	1.92	85,000	84,981
Bank of Scotland Treasury Services PLC
3/4/02	3.30	70,000	70,010
Barclays Bank PLC
12/3/01	2.07 (a)	650,000	649,993
Bayerische Hypo-und Vereinsbank AG
12/18/01	2.34	400,000	400,000
2/6/02	1.90	50,000	50,017
Bayerische Landesbank Girozentrale
3/26/02	2.20	425,000	425,000
BNP Paribas SA
12/3/01	2.50	150,000	150,000
12/14/01	3.65	38,000	38,002
12/19/01	3.60	38,000	38,001
2/20/02	3.50	560,000	560,000
2/22/02	2.28	230,000	230,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
BNP Paribas SA - continued
3/4/02	3.30%	$ 100,000	$ 100,015
3/15/02	1.90	125,000	125,000
3/22/02	2.26	230,000	230,000
3/26/02	2.20	355,000	355,000
4/24/02	2.22	230,000	230,000
5/6/02	3.63	240,000	240,000
Canadian Imperial Bank of Commerce
12/3/01	2.50	25,000	25,000
Commerzbank AG
12/19/01	2.93	225,000	225,000
12/19/01	3.65	90,000	90,003
Credit Agricole Indosuez
5/6/02	3.61	170,000	170,000
5/8/02	1.95	95,000	95,000
5/21/02	2.10	185,000	185,000
Danske Corp.
12/7/01	3.65	24,000	24,001
Deutsche Bank AG
12/3/01	2.24 (a)	610,000	609,746
Dexia Bank SA
12/3/01	2.50	200,000	200,000
2/8/02	2.08	180,000	180,000
5/6/02	2.06	50,000	50,000
Landesbank Baden-Wuerttemberg
5/14/02	1.92	65,000	65,000
5/16/02	2.10	100,000	99,968
Lloyds TSB Bank PLC
2/28/02	2.20	50,000	50,147
Merita Bank PLC
12/4/01	3.88	90,000	90,000
2/4/02	2.10	28,000	28,000
National Westminster Bank PLC
7/5/02	4.10	620,000	619,964
Norddeutsche Landesbank Girozentrale
4/30/02	2.10	40,000	40,000
RaboBank Nederland Coop. Central
3/15/02	1.90	80,000	80,000
7/5/02	4.09	100,000	99,994
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Canada
7/5/02	4.10%	$ 50,000	$ 49,997
Royal Bank of Scotland PLC
2/19/02	1.93	230,000	230,000
Societe Generale
12/3/01	2.37 (a)	175,000	174,927
12/4/01	2.50	200,000	200,000
12/31/01	2.00 (a)	320,000	319,864
4/23/02	2.20	270,000	270,000
Svenska Handelsbanken AB
2/27/02	2.09	100,000	100,629
7/5/02	4.10	100,000	99,994
11/20/02	2.51	100,000	99,990
Toronto-Dominion Bank
12/3/01	2.50	50,000	50,000
12/4/01	2.50	120,000	120,000
3/4/02	3.30	50,000	50,006
UBS AG
5/20/02	2.01	370,000	370,000
11/20/02	2.50	325,000	324,969
Westdeutsche Landesbank Girozentrale
5/28/02	2.12	255,000	255,000
			9,718,218
TOTAL CERTIFICATES OF DEPOSIT			27,027,581
Commercial Paper - 27.9%

Aegon Funding Corp.
4/18/02	2.28	80,000	79,310
Amsterdam Funding Corp.
12/7/01	2.39	50,000	49,980
12/12/01	2.33	25,000	24,982
12/14/01	2.30	55,000	54,955
12/14/01	2.32	25,000	24,979
12/14/01	2.36	50,000	49,958
12/14/01	2.39	75,000	74,936
12/17/01	2.08	136,355	136,229
2/19/02	2.06	25,000	24,886
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Aspen Funding Corp.
2/19/02	2.06%	$ 50,000	$ 49,772
4/17/02	2.24	100,000	99,155
AT&T Corp.
1/23/02	3.28	230,000	228,900
CBA Finance, Inc.
2/5/02	1.90	100,000	99,654
Centric Capital Corp.
12/7/01	3.80	24,700	24,685
1/18/02	2.11	23,300	23,235
3/25/02	2.25	7,100	7,050
CIT Group, Inc.
12/7/01	3.28	85,000	84,954
12/11/01	3.12	65,000	64,944
Citibank Credit Card Master Trust I (Dakota Certificate Program)
12/3/01	2.18	233,236	233,208
12/5/01	2.20	20,000	19,995
12/6/01	2.16	150,000	149,955
12/7/01	2.16	100,000	99,964
12/7/01	2.40	200,000	199,920
12/11/01	2.05	120,000	119,932
12/11/01	2.35	105,000	104,932
12/12/01	2.04	165,000	164,897
12/19/01	2.08	100,000	99,896
Citicorp
12/6/01	2.21	140,000	139,957
12/11/01	2.05	246,000	245,860
Commerzbank US Finance, Inc.
3/11/02	1.96	215,000	213,859
Conoco, Inc.
12/20/01	2.51	20,000	19,974
Corporate Asset Funding Co.
12/5/01	2.36	75,000	74,980
12/5/01	2.40	30,000	29,992
Corporate Receivables Corp.
12/3/01	2.20	100,000	99,988
12/13/01	2.85	100,000	99,906
CXC, Inc.
12/18/01	2.85	30,000	29,960
2/27/02	1.99	100,000	99,516
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Danske Corp.
2/20/02	3.44%	$ 64,500	$ 64,009
Dexia Delaware LLC
2/5/02	2.09	85,000	84,676
3/4/02	1.94	50,000	49,751
3/4/02	1.96	170,000	169,162
Edison Asset Securitization LLC
12/6/01	2.41	39,000	38,987
12/7/01	2.37	265,000	264,896
12/12/01	2.32	130,000	129,908
12/13/01	2.34	325,000	324,748
12/17/01	2.21	125,000	124,878
12/18/01	2.13	15,884	15,868
1/14/02	2.10	87,141	86,918
Enterprise Funding Corp.
12/12/01	3.33	13,000	12,987
Falcon Asset Securitization Corp.
12/6/01	2.20	148,861	148,816
12/21/01	2.03	181,000	180,796
1/15/02	2.10	20,700	20,646
1/17/02	2.11	31,000	30,915
1/18/02	2.04	50,000	49,865
1/18/02	2.10	400,000	398,885
2/11/02	1.93	79,331	79,026
Ford Credit Europe PLC
12/12/01	2.82	100,000	99,914
Ford Motor Credit Co.
12/7/01	2.73	135,000	134,939
12/12/01	2.81	100,000	99,914
12/19/01	2.48	205,000	204,747
3/4/02	2.82	25,000	24,819
General Electric Capital Corp.
12/10/01	3.81	160,000	159,850
2/12/02	2.30	200,000	199,075
3/1/02	2.44	225,000	223,639
3/4/02	3.41	400,000	396,538
3/5/02	3.41	80,000	79,300
3/12/02	3.45	135,000	133,716
3/25/02	3.60	80,000	79,108
3/25/02	3.64	300,000	296,627
4/23/02	2.14	163,000	161,627
5/21/02	2.10	120,000	118,814
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Electric Capital Corp. - continued
5/28/02	2.04%	$ 215,000	$ 212,853
General Electric Capital Services, Inc.
3/25/02	3.64	40,000	39,550
5/21/02	2.10	40,000	39,605
General Mills, Inc.
2/21/02	2.75	50,000	49,689
3/1/02	2.72	105,000	104,291
3/1/02	2.74	10,000	9,932
ING America Insurance Holdings, Inc.
3/18/02	2.03	75,000	74,550
Kitty Hawk Funding Corp.
12/3/01	3.84	10,000	9,998
12/20/01	2.08	172,584	172,395
5/3/02	1.96	25,372	25,163
Lloyds TSB Bank PLC
12/19/01	3.65	27,000	26,952
3/25/02	2.20	285,000	283,037
5/13/02	1.91	100,000	99,144
Montauk Funding Corp.
1/23/02	2.10	200,000	199,385
2/15/02	1.93	200,000	199,189
2/19/02	2.32	230,000	228,824
National Australia Funding, Inc.
3/7/02	2.29	215,000	213,699
Nationwide Building Society
12/11/01	3.17	20,000	19,983
2/5/02	2.09	75,000	74,714
New Center Asset Trust
3/4/02	3.47	70,000	69,383
Newport Funding Corp.
2/19/02	2.06	50,000	49,772
Northern Rock PLC
2/27/02	2.01	44,000	43,785
Phillips Petroleum Co.
12/12/01	2.42	100,000	99,926
12/12/01	2.43	100,000	99,926
Preferred Receivables Funding Corp.
12/10/01	2.21	140,000	139,923
12/20/01	2.03	69,000	68,926
12/21/01	2.08	100,000	99,884
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Preferred Receivables Funding Corp. - continued
1/14/02	2.10%	$ 91,517	$ 91,283
1/17/02	2.11	143,220	142,827
2/25/02	3.69	30,000	29,741
Quincy Capital Corp.
12/5/01	2.18	18,748	18,743
Receivables Capital Corp.
12/14/01	2.24	66,452	66,398
12/14/01	2.30	25,635	25,614
12/17/01	2.08	11,285	11,275
12/20/01	2.08	22,840	22,815
Santander Finance, Inc.
2/13/02	3.53	60,000	59,573
Sears Roebuck Acceptance Corp.
1/10/02	3.23	35,000	34,876
2/6/02	3.17	50,000	49,707
2/8/02	3.18	55,000	54,668
2/12/02	3.18	45,000	44,713
2/14/02	3.12	50,000	49,677
Sheffield Receivables Corp.
12/3/01	2.20	14,417	14,415
12/17/01	2.36	127,620	127,487
1/14/02	2.10	88,830	88,603
1/15/02	2.11	82,110	81,894
1/17/02	2.10	97,540	97,274
1/17/02	2.11	108,020	107,724
1/18/02	2.10	218,260	217,652
1/22/02	2.10	442,180	440,845
2/4/02	2.15	110,000	109,575
3/18/02	1.99	57,175	56,839
5/21/02	2.11	111,200	110,096
7/19/02	2.31	80,000	78,840
Societe Generale NA
12/5/01	2.36	230,000	229,940
Southern Co.
1/28/02	2.11	38,000	37,871
3/8/02	1.98	55,500	55,205
Svenska Handelsbanken, Inc.
5/2/02	2.06	50,000	49,569
5/15/02	1.91	25,000	24,783
5/17/02	1.91	50,000	49,560
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Three Rivers Funding Corp.
12/20/01	2.08%	$ 130,897	$ 130,753
Tyco Capital Corp.
12/18/01	2.13	100,000	99,900
Tyco International Group SA
12/3/01	2.27	125,000	124,984
12/20/01	2.25	31,000	30,963
12/21/01	2.25	14,000	13,983
12/26/01	2.20	60,000	59,908
12/28/01	2.20	125,000	124,794
UBS Finance, Inc.
12/5/01	2.20	500,000	499,878
12/10/01	2.11	335,000	334,823
12/13/01	2.33	25,984	25,964
Verizon Global Funding Corp.
3/28/02	2.32	22,561	22,393
Westpac Trust Securities Ltd.
12/4/01	3.90	65,000	64,979
Windmill Funding Corp.
12/3/01	2.16	25,000	24,997
12/5/01	2.03	50,000	49,989
12/5/01	2.39	50,000	49,987
12/6/01	2.15	77,850	77,827
12/7/01	2.39	90,000	89,964
12/14/01	2.39	100,000	99,914
12/20/01	2.87	100,000	99,850
12/21/01	2.08	50,000	49,942
1/14/02	2.10	24,500	24,437
2/12/02	1.93	50,000	49,805
2/26/02	2.06	40,000	39,802
TOTAL COMMERCIAL PAPER			15,762,015
Federal Agencies - 7.3%

Fannie Mae - 6.2%
Agency Coupons - 2.5%
12/3/01	2.11 (a)	319,000	318,835
12/6/01	6.20	90,000	89,999
1/10/02	2.26 (a)	581,000	580,546
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
Agency Coupons - continued
1/25/02	2.18% (a)	$ 315,000	$ 314,876
6/28/02	4.03	100,000	100,000
			1,404,256
Discount Notes - 3.7%
12/7/01	3.92	39,854	39,828
12/7/01	3.94	25,000	24,984
4/4/02	2.18	145,000	143,921
4/11/02	2.18	30,000	29,764
4/11/02	2.22	235,883	233,995
5/16/02	1.91	325,000	322,168
5/23/02	2.02	63,000	62,394
5/31/02	3.55	300,000	294,796
5/31/02	3.95	50,000	49,042
5/31/02	3.96	355,000	348,203
6/14/02	3.58	85,000	83,402
7/12/02	3.61	80,000	78,271
7/26/02	3.61	260,000	254,035
11/15/02	2.48	145,000	141,598
			2,106,401
			3,510,657
Federal Home Loan Bank - 0.5%
Discount Notes - 0.5%
4/19/02	2.18	250,000	247,915
Freddie Mac - 0.6%
Agency Coupons - 0.1%
7/2/02	4.02	50,000	50,000
Discount Notes - 0.5%
4/25/02	2.18	100,000	99,130
4/25/02	4.25	201,600	198,287
			297,417
			347,417
TOTAL FEDERAL AGENCIES			4,105,989
U.S. Treasury Obligations - 3.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 3.3%
5/23/02	1.94%	$ 440,000	$ 435,940
5/23/02	1.96	425,000	421,028
5/23/02	1.98	168,100	166,517
5/30/02	2.03	425,000	420,739
5/30/02	2.06	425,000	420,665
TOTAL U.S. TREASURY OBLIGATIONS			1,864,889
Bank Notes - 2.4%

American Express Centurion Bank
12/5/01	2.26 (a)	90,000	90,000
12/17/01	2.05 (a)	90,000	90,000
Bank One NA, Chicago
12/17/01	3.21 (a)	50,000	50,040
PNC Bank NA, Pittsburgh
12/24/01	2.21 (a)	10,000	10,002
U.S. Bank NA, Minneapolis
12/3/01	3.41	325,000	325,000
U.S. Bank NA, Minnesota
4/17/02	2.21	100,000	100,000
5/23/02	2.22	185,000	185,000
Wells Fargo Bank NA, San Francisco
12/10/01	3.39	340,000	340,000
12/14/01	2.35	200,000	200,000
TOTAL BANK NOTES			1,390,042
Master Notes - 1.3%

General Motors Acceptance Corp. Mortgage Credit
12/3/01	3.13	535,000	534,908
Goldman Sachs Group, Inc.
12/18/01	2.98 (b)	215,000	215,000
TOTAL MASTER NOTES			749,908
Medium-Term Notes - 4.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Asset Securitization Cooperative Corp.
12/26/01	2.08% (a)	$ 180,000	$ 180,000
AT&T Corp.
2/6/02	3.33 (a)	534,000	534,000
Bank of Scotland Treasury Services PLC
1/25/02	2.45 (a)	80,000	80,017
BMW U.S. Capital Corp.
12/24/01	2.10 (a)	90,000	90,000
6/7/02	4.25	90,000	89,948
CIESCO LP
12/17/01	2.07 (a)	45,000	45,000
Citigroup, Inc.
12/12/01	2.06 (a)	135,000	135,000
GE Life & Annuity Assurance Co.
12/3/01	2.43 (a)(b)	25,000	25,000
General Electric Capital Corp.
12/19/01	2.05 (a)	447,000	447,000
Harwood Street Funding I LLC
12/20/01	2.23 (a)	170,000	170,000
Merrill Lynch & Co., Inc.
12/20/01	2.13 (a)	200,000	200,000
Morgan Stanley Dean Witter & Co.
1/28/02	2.44 (a)	15,200	15,203
Northern Rock PLC
12/12/01	2.09 (a)	20,000	20,000
URI Trust 2000-1
12/18/01	3.20 (a)(b)	107,000	107,000
Variable Funding Capital Corp.
12/6/01	2.24 (a)	160,000	159,993
12/12/01	2.50 (a)	200,000	199,993
TOTAL MEDIUM-TERM NOTES			2,498,154
Short-Term Notes - 2.1%

Jackson National Life Insurance Co.
1/2/02	2.76 (a)(b)	130,000	130,000
Monumental Life Insurance Co.
12/1/01	2.46 (a)(b)	45,000	45,000
12/1/01	2.49 (a)(b)	65,000	65,000
12/3/01	2.43 (a)(b)	65,000	65,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Monumental Life Insurance Co. - continued
12/3/01	2.46% (a)(b)	$ 47,000	$ 47,000
New York Life Insurance Co.
12/21/01	2.72 (a)(b)	144,000	144,000
1/1/02	2.70 (a)(b)	140,000	140,000
2/28/02	2.26 (a)(b)	91,000	91,000
Pacific Life Insurance Co.
12/7/01	3.62 (a)(b)	90,000	90,000
SMM Trust 2000 M
12/13/01	3.36 (a)(b)	20,000	20,000
Transamerica Occidental Life Insurance Co.
2/1/02	2.40 (a)(b)	200,000	200,000
Travelers Insurance Co.
1/1/02	2.70 (a)(b)	35,000	35,000
2/15/02	2.13 (a)(b)	95,000	95,000
TOTAL SHORT-TERM NOTES			1,167,000
Repurchase Agreements - 5.6%
	Maturity Amount (000s)
In a joint trading account (U.S. Government Obligations) dated:
10/9/01 due 12/10/01 At 2.37%	$ 200,816	200,000
11/2/01 due 12/3/01 At 2.19%	100,189	100,000
11/30/01 due 12/3/01 At 2.15%	935,654	935,487
With:
Bank of America NA At 2.23%, dated 11/30/01 due 12/3/01 (Corporate Obligations) (principal amount $254,118,488) 0% - 6.75%, 12/3/01 - 5/15/05	250,046	250,000
Deutsche Bank Securities, Inc. At 2.21%, dated 11/30/01 due 12/3/01 (Corporate Obligations) (principal amount $421,723,531) 0% - 8.5%, 1/15/03 - 12/1/31	400,074	400,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
J.P. Morgan Securities At 2.19%, dated 11/30/01 due 12/3/01 (Corporate Obligations) (principal amount $979,563,000) 0% - 9.86%, 3/15/02 - 11/2/49	$ 1,008,184	$ 1,008,000
Morgan Stanley & Co. At 2.19%, dated 11/30/01 due 12/3/01 (Commercial Paper Obligations) (principal amount $263,639,000) 0%, 12/7/01 - 2/4/02	250,046	250,000
TOTAL REPURCHASE AGREEMENTS		3,143,487
TOTAL INVESTMENT PORTFOLIO - 102.1%		57,709,065
NET OTHER ASSETS - (2.1)%		(1,204,814)
NET ASSETS - 100%		$ 56,504,251
Total Cost for Income Tax Purposes $ 57,709,065
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Life & Annuity Assurance Co. 2.43%, 12/3/01	3/30/01	$ 25,000
Goldman Sachs Group, Inc. 2.98%, 12/18/01	9/18/01	$ 215,000
Jackson National Life Insurance Co. 2.76%, 1/2/02	7/6/99	$ 130,000
Monumental Life Insurance Co.: 2.43%, 12/3/01	2/1/00	$ 65,000
2.46%, 12/1/01	7/31/98	$ 45,000
2.46%, 12/3/01	9/17/98	$ 47,000
2.49%, 12/1/01	3/12/99	$ 65,000
New York Life Insurance Co.: 2.26%, 2/28/02	8/27/01	$ 91,000
2.70%, 1/1/02	4/18/01	$ 140,000
2.72%, 12/21/01	12/20/00	$ 144,000
Pacific Life Insurance Co. 3.62%, 12/7/01	9/6/01	$ 90,000
SMM Trust 2000 M 3.36%, 12/13/01	12/11/00	$ 20,000
Transamerica Occidental Life Insurance Co. 2.40%, 2/1/02	4/28/00	$ 200,000
Travelers Insurance Co.: 2.13%, 2/15/02	5/15/01	$ 95,000
2.70%, 1/1/02	3/30/01	$ 35,000
URI Trust 2000-1 3.20%, 12/18/01	12/15/00	$ 107,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,514,000,000 or 2.7% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $13,385,000. The weighted average interest rate was 3.39%. Interest earned from the interfund lending program amounted to $1,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At November 30, 2001, the fund had a capital loss carryforward of approximately $863,000 of which $466,000, $99,000, $160,000, $109,000, $15,000 and $14,000 will expire on November 30, 2002, 2003, 2004, 2005, 2006 and 2007, respectively. Of the loss carryforwards expiring on November 30, 2003, 2005, 2006 and 2007, $99,000, $109,000, $15,000 and $14,000, respectively, were acquired in the merger and are available to offset future capital gains of the fund to the extent provided by regulations.

A total of 0.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2001
Assets
Investment in securities, at value (including repurchase agreements of $3,143,487) - See accompanying schedule		$ 57,709,065
Receivable for fund shares sold		402,479
Interest receivable		185,738
Other receivables		32
Prepaid expenses		133
Total assets		58,297,447
Liabilities
Payable to custodian bank	$ 884
Payable for investments purchased	1,348,032
Payable for fund shares redeemed	421,585
Distributions payable	1,161
Accrued management fee	9,370
Other payables and accrued expenses	12,164
Total liabilities		1,793,196
Net Assets		$ 56,504,251
Net Assets consist of:
Paid in capital		$ 56,505,552
Accumulated net realized gain (loss) on investments		(1,301)
Net Assets, for 56,503,767 shares outstanding		$ 56,504,251
Net Asset Value, offering price and redemption price per share ($56,504,251 ÷ 56,503,767 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2001
Investment Income Interest		$ 2,426,841
Expenses
Management fee	$ 106,762
Transfer agent fees	89,334
Accounting fees and expenses	1,330
Non-interested trustees' compensation	233
Custodian fees and expenses	798
Registration fees	3,377
Audit	169
Legal	195
Miscellaneous	2,524
Total expenses before reductions	204,722
Expense reductions	(358)	204,364
Net investment income		2,222,477
Net Realized Gain (Loss) on Investments		1,073
Net increase in net assets resulting from operations		$ 2,223,550

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2001	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 2,222,477	$ 2,467,608
Net realized gain (loss)	1,073	317
Net increase (decrease) in net assets resulting from operations	2,223,550	2,467,925
Distributions to shareholders from net investment income	(2,222,477)	(2,467,608)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	102,863,885	123,926,208
Reinvestment of distributions from net investment income	2,192,187	2,418,266
Cost of shares redeemed	(95,793,192)	(120,111,109)
Net asset value of Cash Reserves shares issued in exchange for the net assets of Fidelity Daily Income Trust	3,025,859	-
Net increase (decrease) in net assets resulting from share transactions	12,288,739	6,233,365
Total increase (decrease) in net assets	12,289,812	6,233,682
Net Assets
Beginning of period	44,214,439	37,980,757
End of period	$ 56,504,251	$ 44,214,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.044	.060	.048	.052	.052
Less Distributions
From net investment income	(.044)	(.060)	(.048)	(.052)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	4.46%	6.13%	4.94%	5.34%	5.30%
Ratios to Average Net Assets B
Expenses before expense reductions	.39%	.46%	.44%	.47%	.49%
Expenses net of voluntary waivers, if any	.39%	.46%	.44%	.47%	.49%
Expenses net of all reductions	.39%	.46%	.44%	.47%	.48%
Net investment income	4.27%	5.97%	4.85%	5.20%	5.22%
Supplemental Data
Net assets, end of period (in millions)	$ 56,504	$ 44,214	$ 37,981	$ 30,700	$ 23,498

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2001

1. Significant Accounting Policies.

Fidelity® Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. A new management contract took effect on January 1, 2001. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

Under the previous contract the management fee was calculated on the basis of a group fee rate, an individual fund fee rate of .03% of the fund's average net assets, and an income-based component.

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period the income-based portion of this fee was $31,815,000 or an annual rate of .06% of the fund's average net assets. For the period, the fund's total annual management fee rate was .21% of the fund's average net assets. FMR voluntarily agreed to limit the fund's total management fee to the lesser of the amount that would be paid under the previous contract or the new contract through June 30, 2001.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .17% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. Effective January 1, 2002, the Money Market Insurance program will be suspended for the calendar year. FIDFUNDS will not receive premiums and money market insurance will not be provided during this period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3,000 and $355,000, respectively.

5. Merger Information.

On June 21, 2001, the fund acquired all of the assets and assumed all of the liabilities of Fidelity Daily Income Trust. The acquisition, which was approved by the shareholders of Fidelity Daily Income Trust on June 13, 2001, was accomplished by an exchange of 3,026,094,805 shares of the fund for the 3,026,094,805 shares then outstanding (each valued at $1.00) of Fidelity Daily Income Trust. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Daily Income Trust's net assets, were combined with the fund for total net assets after the acquisition of $54,617,926,036.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at November 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 7, 2002

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CAS-ANN-0102 153014
1.539092.104

Fidelity®

U.S. Government Reserves

Annual Report

November 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After turning in subpar performances for most of 2001, equity markets rallied in October and November as signs of improvements in the U.S. economy and a potential federal government fiscal stimulus package gave many investors reason for optimism. The good news for stocks had the opposite effect on bonds. Many investment-grade bonds experienced steep price corrections in November in anticipation of a sharper-than-expected return to economic growth.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended November 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® US Government Reserves	4.46%	28.68%	57.31%
Government Retail Money Market Funds Average	3.86%	25.89%	52.40%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government retail money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 230 money market funds.

Average Annual Total Returns

Periods ended November 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity US Government Reserves	4.46%	5.17%	4.63%
Government Retail Money Market Funds Average	3.86%	4.71%	4.31%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	11/27/01	8/28/01	5/29/01	2/27/01	11/28/00
Fidelity U.S. Government Reserves	2.38%	3.48%	4.32%	5.58%	6.20%
Government Retail Money Market Funds Average	1.73%	2.98%	3.57%	4.95%	5.85%
	11/28/01	8/29/01	5/30/01	2/28/01	11/29/00
MMDA	1.19%	1.71%	1.85%	2.04%	2.14%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government retail money market funds average and the bank money market deposit account (MMDA) average. Figures for the government retail money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Robert Litterst, Portfolio Manager of Fidelity U.S. Government Reserves

Q. Bob, what was the investment environment like during the 12 months that ended November 30, 2001?

A. The Federal Reserve Board aggressively lowered short-term interest rates in response to rapidly decelerating growth. Heeding signs that the economy was slowing dramatically, the Fed opened 2001 with a surprise 0.50 percentage-point cut in the benchmark fed funds target rate. From late January through May, the Fed reduced the target rate by 0.50 percentage points four more times, but cut it by only 0.25 percentage points in June and August amid some signs of economic stabilization. As we entered September, the main question was whether or not weakness in manufacturing would seep into the consumer sector. Then, September 11 struck, sending a shock throughout the economy, the markets and the nation.

Q. What happened in the aftermath of the terrorist attacks?

A. The Fed acted quickly to reassure market participants, taking steps to ensure that the financial system continued to function smoothly. It implemented a 0.50 percentage-point cut on September 17 when the stock market reopened, and followed with a further 0.50 percentage-point reduction on October 2. Economic activity declined sharply following September 11 as consumer and business confidence plunged and labor market conditions deteriorated. The Fed responded with yet another 0.50 percentage-point cut in early November. All told, the Fed cut the fed funds rate 10 times, bringing it from 6.50% at the beginning of 2001 to 2.00% at the end of November. Some positive signs did emerge in November, including better-than-expected retail sales, apparent successes in the war against terrorism and increases in stock prices. Market expectations shifted around a great deal, which led to extremely high volatility in the money markets.

Q. What developments influenced the government money market sector during the period?

A. U.S. government agencies enjoyed steadily growing balance sheets that encouraged them to continue issuing a significant amount of short-term debt. In addition, especially during the first half of the period, the agencies redeemed outstanding callable securities with higher interest rates and temporarily financed these redemptions in the short-term markets. The large supply of short-term agency securities, coupled with contracting issuance of other money market instruments, caused agency debt to reach more attractive valuations, which - combined with their high quality and ease of trading amid uncertain market conditions - caused me to overweight them.

Q. What was your strategy with the fund?

A. The fund began the period with a modestly longer average maturity than its peers. The favorable valuations offered by agency securities induced me to aggressively purchase these instruments across the money market yield curve in the first half of 2001. As the Fed lowered short-term rates, I sought to lengthen the fund's average maturity to lock in yields before they declined further. By early summer, though, I had let the average maturity decline to a more neutral level relative to competitors, because I felt that there was a great deal of monetary and fiscal stimulus in the pipeline, and short-term yields were unlikely to decline as much as the market expected. The tragedies of September 11 again altered my outlook, leading me to believe that rates would be on the decline for the foreseeable future. As a result, I increased the average maturity to once again make it longer than the peer group.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on November 30, 2001, was 2.36%, compared to 6.21% 12 months ago. For the 12 months that ended November 30, 2001, the fund had a total return of 4.46%, compared to 3.86% for the government retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Bob?

A. The economy remains weak, with rising unemployment, weak corporate profits and significant excess capacity. However, several sources of stimulus should help foster a recovery. The Fed continues to lower rates, tax rebates have been mailed and Congress could take additional action to further stimulate the economy. Meanwhile, inflation remains tame, giving the Fed additional room to lower rates if necessary. Lower energy prices and historically low mortgage rates should help the consumer, and the banking sector remains sound and capable of making loans to creditworthy customers. Although uncertainty is very high at present, these factors cause me to be optimistic about future economic performance. If the economy recovers as expected, money market rates should stabilize and eventually begin to rise. I will monitor developments carefully because attractive opportunities sometimes arise at turning points in the interest-rate cycle.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income as is consistent with the security of principal and liquidity

Fund number: 050

Trading symbol: FGRXX

Start date: November 3, 1981

Size: as of November 30, 2001, more than $2.3 billion

Manager: Robert Litterst, since 1997; manager, several Fidelity and Spartan taxable money market funds; joined Fidelity in 1991

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/01	% of fund's investments 5/31/01	% of fund's investments 11/30/00
0 - 30	41.8	48.5	53.6
31 - 90	22.7	27.1	14.8
91 - 180	22.7	14.2	25.1
181 - 397	12.8	10.2	6.5
Weighted Average Maturity
	11/30/01	5/31/01	11/30/00
Fidelity U.S. Government Reserves	78 Days	63 Days	65 Days
Government Retail Money Market Funds Average *	56 Days	49 Days	43 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2001	As of May 31, 2001
Federal Agency Issues 71.3%	Federal Agency Issues 81.0%
U.S. Treasury Obligations 5.1%	U.S. Treasury Obligations 0.0%
Repurchase Agreements 28.4%	Repurchase Agreements 25.7%
Net Other Assets** (4.8)%	Net Other Assets** (6.7)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Investments November 30, 2001

Showing Percentage of Net Assets

Federal Agencies - 71.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 54.1%
Agency Coupons - 20.9%
12/3/01	2.11% (b)	$ 38,500	$ 38,480
12/3/01	2.53 (b)	17,000	16,990
12/3/01	3.26 (b)	45,000	45,000
12/4/01	2.13 (b)	40,000	39,985
12/4/01	2.14 (b)	45,000	44,988
12/6/01	6.20	23,000	23,000
1/5/02	1.99 (b)	100,000	99,970
1/10/02	2.26 (b)	85,000	84,937
1/25/02	2.18 (b)	13,000	12,995
1/30/02	2.11 (b)	20,000	19,992
6/28/02	4.03	40,000	40,000
11/7/02	2.54	25,000	24,994
			491,331
Discount Notes - 33.2%
12/27/01	5.02	15,000	14,948
1/24/02	2.10	23,385	23,312
1/25/02	5.04	14,900	14,791
2/7/02	3.43	50,000	49,682
2/8/02	3.53	60,000	59,601
2/14/02	3.40	83,000	82,422
3/1/02	1.96 (a)	20,000	19,916
3/5/02	3.37	11,110	11,014
3/7/02	3.25	130,000	128,890
3/14/02	2.76	25,000	24,805
4/5/02	4.58	40,000	39,392
4/25/02	2.18	90,000	89,217
5/9/02	2.02	50,000	49,558
5/23/02	2.02	20,000	19,808
5/31/02	3.96	12,000	11,770
6/18/02	2.02	14,000	13,845
7/12/02	3.61	50,000	48,919
8/12/02	1.98	26,000	25,642
10/18/02	2.23	12,000	11,767
11/15/02	2.41	44,000	42,998
			782,297
			1,273,628
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - 4.4%
Agency Coupons - 2.4%
12/28/01	1.98% (b)	$ 30,000	$ 29,976
1/21/02	2.24 (b)	26,000	25,977
			55,953
Discount Notes - 2.0%
12/12/01	2.31	19,000	18,987
12/19/01	2.29	28,000	27,968
			46,955
			102,908
Freddie Mac - 11.9%
Agency Coupons - 0.8%
12/3/01	1.97 (b)	15,000	14,998
8/27/02	3.73	4,000	4,000
			18,998
Discount Notes - 11.1%
12/6/01	3.72	30,000	29,985
12/6/01	6.28	16,000	15,987
1/31/02	5.01	15,000	14,879
2/27/02	3.59	22,770	22,574
3/28/02	2.31	35,000	34,740
4/24/02	4.22	25,000	24,595
4/25/02	2.18	30,000	29,739
5/23/02	1.99	20,000	19,810
6/26/02	3.79	26,000	25,453
7/8/02	2.24	20,000	19,732
8/28/02	2.06	25,000	24,619
			262,113
			281,111
Resolution Funding Corp. - 0.9%
Agency Coupons - 0.9%
7/15/02	2.28	22,920	22,596
TOTAL FEDERAL AGENCIES			1,680,243
U.S. Treasury Obligations - 5.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 3.0%
1/31/02	2.11%	$ 50,000	$ 49,822
4/25/02	2.13	20,000	19,830
			69,652
U.S. Treasury Notes - principal STRIPS - 2.1%
5/15/02	3.40	50,000	49,240
TOTAL U.S. TREASURY OBLIGATIONS			118,892
Repurchase Agreements - 28.4%
	Maturity Amount (000s)
In a joint trading account (U.S. Government Obligations) dated:
10/4/01 due 12/3/01 At 2.41%	$ 80,321	80,000
10/5/01 due 2/1/02 At 2.3%	61,464	61,000
10/16/01 due 2/13/02 At 2.28%	75,570	75,000
10/26/01 due 12/20/01 At 2.21%	25,084	25,000
11/1/01 due 1/30/02 At 2.08%	28,146	28,000
11/30/01 due 12/3/01 At 2.15%	400,894	400,822
TOTAL REPURCHASE AGREEMENTS		669,822
TOTAL INVESTMENT PORTFOLIO - 104.8%		2,468,957
NET OTHER ASSETS - (4.8)%		(113,933)
NET ASSETS - 100%		$ 2,355,024
Total Cost for Income Tax Purposes $ 2,468,957
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information

A total of 9.37% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2001
Assets
Investment in securities, at value (including repurchase agreements of $669,822) - See accompanying schedule		$ 2,468,957
Receivable for fund shares sold		15,929
Interest receivable		3,355
Prepaid expenses		1
Total assets		2,488,242
Liabilities
Payable for investments purchased Regular delivery	$ 99,969
Delayed delivery	19,916
Payable for fund shares redeemed	12,473
Distributions payable	82
Accrued management fee	395
Other payables and accrued expenses	383
Total liabilities		133,218
Net Assets		$ 2,355,024
Net Assets consist of:
Paid in capital		$ 2,354,761
Accumulated net realized gain (loss) on investments		263
Net Assets, for 2,354,989 shares outstanding		$ 2,355,024
Net Asset Value, offering price and redemption price per share ($2,355,024 ÷ 2,354,989 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2001
Investment Income Interest		$ 86,990
Expenses
Management fee	$ 3,913
Transfer agent fees	2,673
Accounting fees and expenses	170
Non-interested trustees' compensation	7
Custodian fees and expenses	21
Registration fees	154
Audit	27
Legal	5
Miscellaneous	60
Total expenses before reductions	7,030
Expense reductions	(79)	6,951
Net investment income		80,039
Net Realized Gain (Loss) on Investments		263
Net increase in net assets resulting from operations		$ 80,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2001	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 80,039	$ 87,425
Net realized gain (loss)	263	135
Net increase (decrease) in net assets resulting from operations	80,302	87,560
Distributions to shareholders from net investment income	(80,039)	(87,425)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,761,082	1,528,047
Reinvestment of distributions from net investment income	78,358	84,399
Cost of shares redeemed	(1,979,181)	(1,660,258)
Net increase (decrease) in net assets and shares resulting from share transactions	860,259	(47,812)
Total increase (decrease) in net assets	860,522	(47,677)
Net Assets
Beginning of period	1,494,502	1,542,179
End of period	$ 2,355,024	$ 1,494,502

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.044	.058	.048	.052	.051
Less Distributions
From net investment income	(.044)	(.058)	(.048)	(.052)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	4.46%	6.00%	4.86%	5.29%	5.26%
Ratios to Average Net Assets B
Expenses before expense reductions	.36%	.43%	.41%	.45%	.48%
Expenses net of voluntary waivers, if any	.36%	.43%	.41%	.45%	.48%
Expenses net of all reductions	.36%	.42%	.40%	.44%	.48%
Net investment income	4.15%	5.85%	4.77%	5.16%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 2,355	$ 1,495	$ 1,542	$ 1,427	$ 1,290

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2001

1. Significant Accounting Policies.

Fidelity ® U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated October 4, 2001, due December 3, 2001	2.41%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,004,167
Aggregate market value of transferred assets	$257,043,927
Coupon rates of transferred assets	5.50% to 10.50%
Maturity dates of transferred assets	4/1/09 to 11/1/31

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated October 5, 2001, due February 1, 2002	2.30%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$503,801,389
Aggregate market value of transferred assets	$510,011,855
Coupon rates of transferred assets	4.53% to 9.04%
Maturity dates of transferred assets	1/1/08 to 10/1/39
Dated October 16, 2001, due February 13, 2002	2.28%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,900,000
Aggregate market value of transferred assets	$255,005,928
Coupon rates of transferred assets	4.53% to 9.04%
Maturity dates of transferred assets	1/1/08 to 10/1/39
Dated October 26, 2001, due December 20, 2001	2.21%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$250,844,097
Aggregate market value of transferred assets	$258,053,721
Coupon rates of transferred assets	6.00% to 9.00%
Maturity dates of transferred assets	12/15/07 to 9/15/31
Dated November 1, 2001, due January 30, 2002	2.08%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,300,000
Aggregate market value of transferred assets	$257,044,777
Coupon rates of transferred assets	5.50% to 9.00%
Maturity dates of transferred assets	11/1/08 to 11/1/31

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated November 30, 2001, due December 3, 2001	2.15%
Number of dealers or banks	12
Maximum amount with one dealer or bank	25.5%
Aggregate principal amount of agreements	$12,573,569,000
Aggregate maturity amount of agreements	$12,575,818,744
Aggregate market value of transferred assets	$12,851,578,863
Coupon rates of transferred assets	0% to 16.00%
Maturity dates of transferred assets	12/1/01 to 9/20/37

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. A new management contract took effect on January 1, 2001. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

Under the previous contract the management fee was calculated on the basis of a group fee rate, an individual fund fee rate of .03% of the fund's average net assets, and an income-based component.

During the period the income-based portion of this fee was $1,163,000 or an annual rate of .06% of the fund's average net assets. For the period, the fund's total annual management fee rate was .20% of the fund's average net assets. FMR voluntarily agreed to limit the fund's total management fee to the lesser of the amount that would be paid under the previous contract or the new contract through June 30, 2001.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. Effective January 1, 2002, the Money Market Insurance program will be suspended for the calendar year. FIDFUNDS will not receive premiums and money market insurance will not be provided during this period.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1,000 and $78,000, respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity U.S. Government Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Government Reserves (a fund of Fidelity Phillips Street Trust) at November 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Government Reserves' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 7, 2002

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Robert A. Litterst, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation
Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FUS-ANN-0102 152947
1.539126.104

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www.fidelity.com